Lease obligations (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease obligations
Year ending December 31, 2022	$ 134
2023	69
Total lease payments	203
Less: imputed interest	(3)
Total	$ 200	$ 216